[WELLS FARGO ADVANTAGE FUNDS LETTERHEAD]

April 21, 2006

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wells Fargo Funds Trust

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, and Regulation S-T, the Trust’s Post-Effective Amendment No. 91 to its Registration Statement under the 1933 Act and Amendment No. 92 to its Registration Statement under the 1940 Act on Form N-1A.

This Post-Effective Amendment No. 91 to the Registration Statement of the Trust is being filed to make material changes to certain existing Funds of the Trust. Specifically the Funds known as the “Outlook Funds” are undergoing a structural change to a fund-of-funds structure whereby each of them will invest in more than one master portfolio. Additionally, this Post-Effective Amendment reflects a new sub-adviser for the Funds, which will be effective upon receiving shareholder approval at a shareholder meeting scheduled for June 12, 2006.

If you have any questions, please contact me at (415) 396-8235.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards